Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
January 31, 2022
EMX-NPRT1-0422
1.929351.110
Common Stocks - 97.7%
	Shares	Value ($)
Bailiwick of Jersey - 0.1%
Polymetal International PLC	305,792	4,362,141
United Co. RUSAL International PJSC (a)	2,596,470	2,423,176
TOTAL BAILIWICK OF JERSEY		6,785,317
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	3,458,000	2,606,465
Alibaba Pictures Group Ltd. (a)	10,210,000	1,156,216
Beijing Enterprises Water Group Ltd.	3,908,000	1,524,275
China Gas Holdings Ltd.	2,645,200	4,494,150
China Resource Gas Group Ltd.	796,000	3,987,360
China Youzan Ltd. (a)	11,632,000	451,462
Cosco Shipping Ports Ltd.	1,600,977	1,275,344
Credicorp Ltd.	4,801	686,063
Credicorp Ltd. (United States)	53,028	7,594,670
GOME Electrical Appliances Holdings Ltd. (a)(b)	11,013,802	754,410
HengTen Networks Group Ltd. (a)(b)	2,376,000	733,482
Hopson Development Holdings Ltd.	615,620	1,282,746
Huabao International Holdings Ltd. (b)	811,000	500,390
Kunlun Energy Co. Ltd.	3,376,000	3,501,074
Nine Dragons Paper (Holdings) Ltd.	1,460,000	1,458,352
Shenzhen International Holdings Ltd.	1,112,078	1,128,455
TOTAL BERMUDA		33,134,914
Brazil - 3.3%
Ambev SA	4,094,500	11,543,034
Americanas SA	543,517	3,245,687
Atacadao SA	440,000	1,381,292
B3 SA - Brasil Bolsa Balcao	5,259,642	14,481,077
Banco Bradesco SA	1,186,164	4,199,522
Banco do Brasil SA	745,400	4,584,615
Banco Inter SA unit	298,302	1,459,461
Banco Santander SA (Brasil) unit	354,400	2,193,768
BB Seguridade Participacoes SA	588,800	2,565,833
BRF SA (a)	547,000	2,300,241
BTG Pactual Participations Ltd. unit	1,028,300	4,680,517
CCR SA	1,028,800	2,518,672
Centrais Eletricas Brasileiras SA (Electrobras)	277,765	1,845,978
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	287,200	2,020,638
Companhia Siderurgica Nacional SA (CSN)	596,500	2,868,987
Cosan SA	892,596	3,995,595
Energisa SA unit	143,100	1,176,308
ENGIE Brasil Energia SA	176,550	1,353,192
Equatorial Energia SA	758,300	3,278,765
Hapvida Participacoes e Investimentos SA (c)	1,003,500	2,392,480
Hypermarcas SA	335,500	1,965,576
Itausa-Investimentos Itau SA	21,642	41,979
JBS SA	751,200	4,964,051
Klabin SA unit	610,700	2,861,380
Localiza Rent A Car SA	520,649	5,745,660
Lojas Renner SA	867,198	4,592,307
Magazine Luiza SA	2,594,524	3,420,212
Natura & Co. Holding SA (a)	777,590	3,324,098
Notre Dame Intermedica Participacoes SA	452,118	6,062,184
Petroleo Brasileiro SA - Petrobras (ON)	3,326,097	22,092,134
Raia Drogasil SA	931,900	4,064,482
Rede D'Oregon Sao Luiz SA (c)	348,600	2,909,541
Rumo SA (a)	1,129,000	3,321,026
Suzano Papel e Celulose SA	643,017	7,168,717
Telefonica Brasil SA	430,500	4,027,653
TIM SA	698,000	1,744,310
Totvs SA	519,700	2,845,084
Ultrapar Participacoes SA	634,600	1,805,768
Vale SA	3,548,707	54,044,921
Via S/A (a)	1,128,300	1,002,914
Vibra Energia SA	1,039,191	4,481,549
Weg SA	1,451,064	8,788,200
TOTAL BRAZIL		225,359,408
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(d)	376,000	0
VK Co. Ltd. unit (a)	100,000	786,868
TOTAL BRITISH VIRGIN ISLANDS		786,868
Cayman Islands - 19.1%
3SBio, Inc. (a)(c)	1,099,000	870,181
51job, Inc. sponsored ADR (a)	26,204	1,320,682
AAC Technology Holdings, Inc.	628,500	1,908,362
Abu Dhabi Islamic Bank	1,269,241	2,398,152
Agile Property Holdings Ltd. (b)	1,034,000	548,118
Agora, Inc. ADR (a)	42,984	491,307
Airtac International Group	119,551	4,200,642
Akeso, Inc. (a)(c)	247,000	670,927
Alibaba Group Holding Ltd. (a)	13,122,040	205,669,142
Anta Sports Products Ltd.	936,400	14,060,300
Autohome, Inc. ADR Class A	65,292	2,175,529
Baidu, Inc. sponsored ADR (a)	239,884	38,319,070
BeiGene Ltd. ADR (a)	40,255	9,765,058
Bilibili, Inc. ADR (a)(b)	141,556	4,995,511
Bosideng International Holdings Ltd.	2,858,000	1,393,093
Chailease Holding Co. Ltd.	1,119,574	10,277,241
China Conch Venture Holdings Ltd.	1,413,500	6,719,329
China Education Group Holdings Ltd.	675,000	590,799
China Evergrande Group (b)	3,416,000	729,992
China Feihe Ltd. (c)	3,081,000	4,272,615
China Hongqiao Group Ltd.	1,991,500	2,250,252
China Huishan Dairy Holdings Co. Ltd. (a)(d)	888,000	1
China Liansu Group Holdings Ltd.	935,000	1,625,504
China Literature Ltd. (a)(c)	350,800	2,124,575
China Medical System Holdings Ltd.	1,175,000	1,967,573
China Meidong Auto Holding Ltd.	490,000	2,300,568
China Mengniu Dairy Co. Ltd.	2,731,000	16,141,916
China Overseas Property Holdings Ltd.	1,095,000	1,271,668
China Resources Cement Holdings Ltd.	2,178,000	1,876,844
China Resources Land Ltd.	2,760,744	13,344,389
China Resources Mixc Lifestyle Services Ltd. (c)	484,600	2,848,331
China State Construction International Holdings Ltd.	1,721,000	2,037,266
China Yuhua Education Corp. Ltd. (c)	1,514,000	329,431
ChinaSoft International Ltd.	2,216,000	2,217,488
Chindata Group Holdings Ltd. ADR (a)	99,183	507,817
CIFI Ever Sunshine Services Group Ltd.	672,000	1,212,705
CIFI Holdings Group Co. Ltd.	3,015,236	1,969,833
Country Garden Holdings Co. Ltd.	6,757,958	5,550,691
Country Garden Services Holdings Co. Ltd.	1,531,000	9,043,941
Dali Foods Group Co. Ltd. (c)	1,786,000	1,032,261
Daqo New Energy Corp. ADR (a)	51,069	2,048,888
Dongyue Group Co. Ltd.	1,275,000	1,560,490
ENN Energy Holdings Ltd.	683,300	10,878,326
GDS Holdings Ltd. ADR (a)(b)	76,049	3,337,030
Geely Automobile Holdings Ltd.	5,114,000	11,070,571
Genscript Biotech Corp. (a)	992,000	3,159,934
Greentown China Holdings Ltd.	740,500	1,222,608
Greentown Service Group Co. Ltd.	1,226,000	1,349,658
Haidilao International Holding Ltd. (b)(c)	973,000	2,108,860
Haitian International Holdings Ltd.	561,000	1,459,534
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,020,000	2,102,640
Hello Group, Inc. ADR	132,466	1,288,894
Hengan International Group Co. Ltd.	567,500	2,774,118
Huazhu Group Ltd. ADR (a)	155,857	6,159,469
Hutchison China Meditech Ltd. sponsored ADR (a)	74,893	2,040,085
Hygeia Healthcare Holdings Co. (c)	298,600	1,353,739
I-Mab ADR (a)	33,204	838,401
Innovent Biologics, Inc. (a)(c)	1,008,500	4,270,801
iQIYI, Inc. ADR (a)	242,043	987,535
JD Health International, Inc. (a)(c)	297,800	2,405,382
JD.com, Inc. Class A (a)	1,737,657	65,859,658
Jinxin Fertility Group Ltd. (a)(c)	1,112,500	1,114,380
Jiumaojiu International Holdings Ltd. (b)(c)	636,000	1,373,498
JOYY, Inc. ADR	47,904	2,422,026
Kanzhun Ltd. ADR	57,963	1,755,699
KE Holdings, Inc. ADR (a)	309,315	6,739,974
Kingboard Chemical Holdings Ltd.	584,000	2,819,392
Kingboard Laminates Holdings Ltd.	822,000	1,409,775
Kingdee International Software Group Co. Ltd. (a)	2,169,000	4,969,924
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	50,222	424,376
Kingsoft Corp. Ltd.	866,200	3,892,589
Kuaishou Technology Class B (c)	410,200	4,688,898
KWG Group Holdings Ltd.	1,102,000	602,558
Lee & Man Paper Manufacturing Ltd.	1,154,000	790,330
Legend Biotech Corp. ADR (a)	85	3,624
Li Ning Co. Ltd.	1,943,500	18,964,677
Logan Property Holdings Co. Ltd.	1,185,000	737,709
Longfor Properties Co. Ltd. (c)	1,563,000	9,376,170
Meituan Class B (a)(c)	3,532,300	105,383,850
Microport Scientific Corp.	558,800	1,610,614
Ming Yuan Cloud Group Holdings Ltd.	502,000	1,035,075
Minth Group Ltd.	656,000	3,033,649
NetEase, Inc.	1,731,350	36,149,710
New Oriental Education & Technology Group, Inc. sponsored ADR	1,327,514	1,898,345
NIO, Inc. sponsored ADR (a)	1,178,144	28,876,309
Noah Holdings Ltd. sponsored ADR (a)	30,053	943,364
Parade Technologies Ltd.	66,000	4,876,588
Pinduoduo, Inc. ADR (a)	381,419	22,824,113
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	402,300	1,283,633
Powerlong Real Estate Holding Ltd.	1,258,000	702,184
RLX Technology, Inc. ADR (b)	535,652	1,794,434
Sany Heavy Equipment International Holdings Co. Ltd.	1,008,000	1,057,044
Seazen Group Ltd.	1,872,000	1,266,414
Shenzhou International Group Holdings Ltd.	715,700	13,279,779
Shimao Property Holdings Ltd.	1,080,000	795,955
Shimao Services Holdings Ltd. (c)	505,000	403,655
Silergy Corp.	69,000	9,333,730
Sino Biopharmaceutical Ltd.	8,925,000	6,155,156
Smoore International Holdings Ltd. (c)	1,553,000	6,682,288
Sunac China Holdings Ltd.	2,797,000	3,446,804
Sunac Services Holdings Ltd. (c)	928,000	1,055,739
Sunny Optical Technology Group Co. Ltd.	616,100	15,906,203
TAL Education Group ADR (a)	364,146	1,041,458
Tencent Holdings Ltd.	4,977,700	311,914,034
Tencent Music Entertainment Group ADR (a)	573,605	3,544,879
Tingyi (Cayman Islands) Holding Corp.	1,700,000	3,522,036
Tongcheng Travel Holdings Ltd. (a)	883,600	1,818,242
Topsports International Holdings Ltd. (c)	1,383,000	1,249,623
Trip.com Group Ltd. ADR (a)	441,675	11,752,972
Uni-President China Holdings Ltd.	1,136,000	1,073,667
Vinda International Holdings Ltd.	322,000	866,539
Vipshop Holdings Ltd. ADR (a)	383,441	3,569,836
Vnet Group, Inc. ADR (a)	84,513	838,369
Want Want China Holdings Ltd.	4,115,000	4,037,295
Weibo Corp. sponsored ADR (a)	53,057	1,838,425
Weimob, Inc. (a)(c)	1,637,000	1,236,600
Wuxi Biologics (Cayman), Inc. (a)(c)	3,109,500	31,165,788
Xiaomi Corp. Class B (a)(c)	12,359,400	26,218,850
Xinyi Solar Holdings Ltd.	4,247,498	6,814,119
XPeng, Inc. ADR (a)	335,674	11,778,801
Yadea Group Holdings Ltd. (c)	1,042,000	1,483,799
Yihai International Holding Ltd. (b)	409,000	1,746,012
Zai Lab Ltd. ADR (a)	65,957	3,276,084
Zhen Ding Technology Holding Ltd.	594,000	2,049,219
Zhongsheng Group Holdings Ltd. Class H	519,000	3,987,019
ZTO Express, Inc. sponsored ADR	377,501	11,340,130
TOTAL CAYMAN ISLANDS		1,289,349,755
Chile - 0.3%
Banco de Chile	39,776,392	3,979,999
Banco de Credito e Inversiones	48,087	1,741,696
Banco Santander Chile	57,816,526	2,866,547
Cencosud SA	1,271,396	2,341,855
Compania Cervecerias Unidas SA	137,505	1,141,117
Empresas CMPC SA	968,639	1,777,900
Empresas COPEC SA	339,670	2,850,645
Enel Americas SA	18,515,851	2,178,961
Enel Chile SA	24,414,113	956,472
Falabella SA	663,502	2,361,586
TOTAL CHILE		22,196,778
China - 11.6%
360 Security Technology, Inc. (A Shares) (a)	683,400	1,131,136
A-Living Smart City Services C (H Shares) (c)	482,000	938,383
Addsino Co. Ltd. (A Shares)	75,700	177,401
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	31,451	596,566
AECC Aero-Engine Control Co. Ltd. (A Shares)	74,200	277,981
AECC Aviation Power Co. Ltd.	140,200	1,069,514
Agricultural Bank of China Ltd.:
(A Shares)	3,513,900	1,640,745
(H Shares)	23,471,000	8,930,127
Aier Eye Hospital Group Co. Ltd. (A Shares)	269,787	1,383,654
Air China Ltd.:
(A Shares) (a)	203,800	325,506
(H Shares) (a)	1,866,000	1,406,757
Aluminum Corp. of China Ltd.:
(A shares) (a)	743,400	630,486
(H Shares) (a)	3,328,000	1,751,415
Angel Yeast Co. Ltd. (A Shares)	39,500	357,838
Anhui Conch Cement Co. Ltd.:
(A Shares)	271,400	1,679,328
(H Shares)	993,500	5,255,145
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	14,300	473,642
(B Shares)	157,400	2,322,431
Anhui Honglu Steel Construction Group Co. Ltd.	21,600	168,672
Anhui Kouzi Distillery Co. Ltd. (A Shares)	27,200	299,541
Anhui Yingjia Distillery Co. Ltd. (A Shares)	31,400	340,278
Anjoy Foods Group Co. Ltd. (A Shares)	11,900	251,467
Apeloa Pharmaceutical Co. Ltd. A Shares	60,600	269,918
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	12,500	642,976
Autel Intelligent Technology Corp. Ltd. (A Shares)	20,479	202,916
Autobio Diagnostics Co. Ltd.	28,790	219,355
Avary Holding Shenzhen Co. Ltd. (A Shares)	81,500	468,886
AVIC Capital Co. Ltd. (A Shares)	331,300	199,049
AVIC Electromechanical Systems Co. Ltd. (A Shares)	211,900	406,671
AviChina Industry & Technology Co. Ltd. (H Shares)	2,160,000	1,219,000
Avicopter PLC (A Shares)	32,600	285,870
Bank of Beijing Co. Ltd. (A Shares)	809,980	573,774
Bank of Changsha Co. Ltd. (A Shares)	99,300	123,171
Bank of Chengdu Co. Ltd. (A Shares)	145,500	323,603
Bank of China Ltd.:
(A Shares)	2,478,700	1,206,466
(H Shares)	68,162,000	26,569,065
Bank of Communications Co. Ltd.:
(A Shares)	1,742,000	1,303,083
(H Shares)	8,219,000	5,512,828
Bank of Hangzhou Co. Ltd. (A Shares)	287,720	643,815
Bank of Jiangsu Co. Ltd. (A Shares)	695,600	724,373
Bank of Nanjing Co. Ltd. (A Shares)	466,400	725,322
Bank of Ningbo Co. Ltd. (A Shares)	314,380	1,947,170
Bank of Shanghai Co. Ltd. (A Shares)	528,077	585,805
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,130,500	1,261,658
BBMG Corp.:
(A Shares)	233,900	101,213
(H Shares)	1,161,000	182,136
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)	15,400	84,326
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,672,000	1,116,271
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	205,000	297,386
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	51,240	224,524
Beijing Easpring Material Technology Co. Ltd. (A Shares)	24,900	341,673
Beijing Enlight Media Co. Ltd. (A Shares)	106,500	177,333
Beijing Kingsoft Office Software, Inc. (A Shares)	21,223	821,120
Beijing New Building Materials PLC (A Shares)	84,600	433,913
Beijing Originwater Technology Co. Ltd. (A Shares)	133,600	139,422
Beijing Roborock Technology Co. Ltd. (A Shares)	3,269	462,873
Beijing Shiji Information Technology Co. Ltd. (A Shares)	70,900	354,613
Beijing Shunxin Agriculture Co. Ltd.	28,700	123,790
Beijing Sinnet Technology Co. Ltd. (A Shares)	53,000	111,949
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	75,500	335,223
Beijing United Information Technology Co. Ltd. (A Shares)	16,300	294,395
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	20,900	738,317
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	11,400	294,503
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,227,700	1,778,358
Betta Pharmaceuticals Co. Ltd. (A Shares)	22,300	219,595
BGI Genomics Co. Ltd.	21,800	287,336
BOC International China Co. Ltd.	84,400	161,515
BOE Technology Group Co. Ltd. (A Shares)	2,031,100	1,560,047
By-Health Co. Ltd. (A Shares)	80,400	318,481
BYD Co. Ltd.:
(A Shares)	83,500	3,118,713
(H Shares)	692,000	20,467,334
C&S Paper Co. Ltd. (A Shares)	54,800	128,807
Caitong Securities Co. Ltd.	189,300	291,888
CanSino Biologics, Inc.:
(A Shares) (a)	9,057	365,148
(H Shares) (a)(c)	63,200	1,058,700
CECEP Solar Energy Co. Ltd. (A Shares)	149,200	207,363
CECEP Wind-Power Corp. (A Shares)	245,100	197,185
CGN Power Co. Ltd. (H Shares) (c)	9,172,000	2,534,219
Chacha Food Co. Ltd. (A Shares)	23,900	206,628
Changchun High & New Technology Industry Group, Inc. (A Shares)	20,900	582,010
Changjiang Securities Co. Ltd. (A Shares)	269,500	298,616
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	13,700	368,876
Chaozhou Three-Circle Group Co. (A Shares)	92,300	554,274
Chengtun Mining Group Co. Ltd. (A Shares)	125,500	174,363
Chengxin Lithium Group Co. Ltd. (A Shares) (a)	42,700	306,152
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	64,100	144,450
China Baoan Group Co. Ltd. (A Shares)	129,300	265,727
China Bohai Bank Co. Ltd. (H Shares) (c)	2,693,000	678,893
China Cinda Asset Management Co. Ltd. (H Shares)	7,635,000	1,396,354
China CITIC Bank Corp. Ltd.:
(A Shares)	97,700	71,638
(H Shares)	7,809,000	3,725,632
China Coal Energy Co. Ltd. (H Shares)	1,795,000	1,004,593
China Communications Services Corp. Ltd. (H Shares)	2,080,000	1,107,182
China Construction Bank Corp.:
(A Shares)	1,579,000	1,496,733
(H Shares)	81,940,000	62,876,541
China CSSC Holdings Ltd. (A Shares)	229,100	738,141
China Eastern Airlines Corp. Ltd. (A Shares) (a)	447,500	406,613
China Everbright Bank Co. Ltd.:
(A Shares)	1,630,600	861,370
(H Shares)	3,815,000	1,433,285
China Galaxy Securities Co. Ltd.:
(A Shares)	136,500	227,199
(H Shares)	3,323,000	1,970,457
China Great Wall Securities Co. Ltd. (A Shares)	130,700	235,893
China Greatwall Technology Group Co. Ltd. (A Shares)	151,900	305,870
China International Capital Corp. Ltd.	39,300	271,013
China International Capital Corp. Ltd. (H Shares) (c)	1,270,000	3,459,504
China International Travel Service Corp. Ltd. (A Shares)	112,600	3,696,043
China Jushi Co. Ltd. (A Shares)	209,004	540,113
China Life Insurance Co. Ltd.:
(A Shares)	113,300	495,065
(H Shares)	6,515,000	11,452,711
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,891,000	5,898,477
China Merchants Bank Co. Ltd.:
(A Shares)	966,600	7,527,376
(H Shares)	3,472,346	29,022,311
China Merchants Securities Co. Ltd. (A Shares)	386,700	1,024,417
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	416,100	889,900
China Minmetals Rare Earth Co. Ltd. (A Shares)	47,600	231,927
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,399,200	856,777
(H Shares)	6,158,540	2,454,556
China Molybdenum Co. Ltd.:
(A Shares)	673,400	559,589
(H Shares)	3,369,000	1,731,239
China National Building Materials Co. Ltd. (H Shares)	3,554,000	4,616,123
China National Chemical Engineering Co. Ltd. (A Shares)	319,700	519,350
China National Nuclear Power Co. Ltd. (A Shares)	741,600	830,289
China Northern Rare Earth Group High-Tech Co. Ltd.	184,000	1,095,673
China Oilfield Services Ltd. (H Shares)	1,630,000	1,603,041
China Pacific Insurance (Group) Co. Ltd.	269,800	1,124,745
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,408,000	7,330,433
China Petroleum & Chemical Corp.:
(A Shares)	1,162,500	773,982
(H Shares)	21,823,000	11,426,303
China Railway Group Ltd.:
(A Shares)	751,800	739,027
(H Shares)	4,053,000	2,501,847
China Railway Signal & Communications Corp. (A Shares)	418,589	318,553
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	53,200	294,686
China Shenhua Energy Co. Ltd.:
(A Shares)	177,800	634,973
(H Shares)	3,173,500	7,805,691
China Southern Airlines Ltd.:
(A Shares) (a)	265,000	307,466
(H Shares) (a)	1,960,000	1,254,882
China State Construction Engineering Corp. Ltd. (A Shares)	2,365,980	1,941,093
China Suntien Green Energy Corp. Ltd. (H Shares)	1,526,000	929,883
China Tower Corp. Ltd. (H Shares) (c)	36,038,000	4,353,349
China TransInfo Technology Co. Ltd. (A Shares)	57,600	123,308
China United Network Communications Ltd. (A Shares)	1,559,100	912,488
China Vanke Co. Ltd.:
(A Shares)	596,400	1,913,881
(H Shares)	1,353,300	3,498,616
China Yangtze Power Co. Ltd. (A Shares)	1,176,200	4,063,208
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	25,500	455,797
China Zheshang Bank Co. Ltd.	494,100	266,893
Chongqing Brewery Co. Ltd. (A Shares) (a)	23,200	488,411
Chongqing Changan Automobile Co. Ltd. (A Shares)	320,920	659,527
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	39,300	196,159
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,127,000	413,074
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	83,000	1,396,042
CITIC Securities Co. Ltd.:
rights 2/23/22 (a)	323,925	127,957
(A Shares)	477,595	1,871,640
(H Shares)	2,159,500	5,782,755
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	91,600	146,168
Contemporary Amperex Technology Co. Ltd.	119,400	11,540,405
COSCO Shipping Development Co. Ltd. (A Shares)	398,900	187,072
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	24,600	19,930
(H Shares)	484,000	183,260
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	547,110	1,421,575
(H Shares)	3,042,550	5,535,099
CRRC Corp. Ltd.:
(A Shares)	1,161,500	1,067,582
(H Shares)	4,154,000	1,902,399
CSC Financial Co. Ltd. (A Shares)	228,800	962,142
Daan Gene Co. Ltd.	80,296	228,416
DaShenLin Pharmaceutical Group Co. Ltd.	39,180	229,321
Dawning Information Industry Co. Ltd. (A Shares)	77,100	370,826
DHC Software Co. Ltd. (A Shares)	118,000	133,502
Do-Fluoride New Materials Co. Ltd. (A Shares)	35,800	237,184
Dong E-E-Jiao Co. Ltd. (A Shares)	35,600	213,125
Dongfang Electric Corp. Ltd. (A Shares)	148,400	402,534
Dongfeng Motor Group Co. Ltd. (H Shares)	2,490,000	2,195,794
Dongxing Securities Co. Ltd. (A Shares)	152,700	255,603
East Money Information Co. Ltd. (A Shares)	529,832	2,650,340
Ecovacs Robotics Co. Ltd. Class A	23,100	493,459
ENN Natural Gas Co. Ltd. (A Shares)	109,000	298,755
Eve Energy Co. Ltd. (A shares)	97,755	1,473,874
Everbright Securities Co. Ltd. (A Shares)	197,300	428,918
Fangda Carbon New Material Co. Ltd. (A Shares)	201,281	308,451
FAW Jiefang Group Co. Ltd. (A Shares)	144,400	214,736
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	35,800	92,500
First Capital Securities Co. Ltd. (A Shares)	201,700	207,436
Flat Glass Group Co. Ltd.	186,000	746,723
Flat Glass Group Co. Ltd. (A Shares)	168,000	1,305,623
Focus Media Information Technology Co. Ltd. (A Shares)	696,220	842,346
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	179,422	2,750,480
Founder Securities Co. Ltd. (A Shares)	420,600	488,164
Foxconn Industrial Internet Co. Ltd. (A Shares)	418,196	735,361
Fujian Sunner Development Co. Ltd. A Shares	57,000	190,129
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	174,800	1,321,885
(H Shares) (c)	426,800	2,311,212
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	9,500	528,304
Ganfeng Lithium Co. Ltd. (A Shares)	94,500	2,036,065
GCL System Integration Technology Co. Ltd. (a)	296,800	149,269
GD Power Development Co. Ltd. (A Shares)	889,900	370,688
GEM Co. Ltd. (A Shares)	220,900	310,293
Gemdale Corp. (A Shares)	238,700	486,899
GF Securities Co. Ltd.:
(A Shares)	224,600	743,165
(H Shares)	1,117,000	1,936,131
Giant Network Group Co. Ltd. (A Shares)	419,100	647,362
Gigadevice Semiconductor Beijing, Inc. (A Shares)	34,084	760,415
Ginlong Technologies Co. Ltd. (A Shares)	12,700	479,342
GoerTek, Inc. (A Shares)	175,300	1,322,937
Gotion High-tech Co. Ltd. (A Shares) (a)	67,400	430,955
Great Wall Motor Co. Ltd.:
(A Shares)	97,400	632,168
(H Shares)	2,731,000	7,409,448
Greenland Holdings Corp. Ltd. (A Shares)	475,779	328,779
GRG Banking Equipment Co. Ltd. (A Shares)	123,600	221,214
Guangdong Haid Group Co. Ltd. (A Shares)	81,500	929,661
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	16,200	409,769
Guanghui Energy Co. Ltd. (A Shares) (a)	321,300	296,479
Guangzhou Automobile Group Co. Ltd.	126,100	263,926
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,312,000	2,271,041
Guangzhou Baiyunshan Pharma Health (A Shares)	74,600	341,360
Guangzhou Haige Communications Group (A Shares)	93,600	137,293
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	20,300	249,992
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,457,600	648,787
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	34,200	411,003
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	48,200	726,971
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	138,965	177,983
Guolian Securities Co. Ltd.	102,000	235,562
Guosen Securities Co. Ltd. (A Shares)	339,200	588,073
Guotai Junan Securities Co. Ltd. (A Shares)	392,100	1,095,520
Guoyuan Securities Co. Ltd. (A Shares)	209,110	237,067
Haier Smart Home Co. Ltd.	2,061,800	8,265,847
Haier Smart Home Co. Ltd. (A Shares)	248,000	1,094,483
Haitong Securities Co. Ltd.:
(A Shares)	272,900	495,457
(H Shares)	2,803,200	2,522,640
Hanergy Mobile Energy Holding (a)(d)	1,618,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)	48,400	877,304
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)	51,900	207,669
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	44,300	215,865
Hangzhou Robam Appliances Co. Ltd. (A Shares)	42,200	230,897
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	66,400	540,083
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	31,400	517,330
(H Shares) (c)	92,500	969,016
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	33,400	177,405
Heilongjiang Agriculture Co. Ltd. (A Shares)	68,200	142,662
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	146,823	691,882
Hengli Petrochemical Co. Ltd. (A Shares)	297,240	1,126,763
Hengtong Optic-electric Co. Ltd. (A Shares)	116,100	258,617
Hengyi Petrochemical Co. Ltd. (A Shares)	142,920	228,972
Hesteel Co. Ltd. (A Shares)	401,600	151,304
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	27,600	552,457
Hongfa Technology Co. Ltd. (A Shares)	44,200	445,423
Hoshine Silicon Industry Co. Ltd. (A Shares)	21,900	364,982
Huadian Power International Corp. Ltd. (A Shares)	345,900	228,237
Huadong Medicine Co. Ltd. (A Shares)	76,480	442,317
Huafon Chemical Co. Ltd. (A Shares)	226,200	338,895
Huagong Tech Co. Ltd. (A Shares)	51,900	201,592
Hualan Biological Engineer, Inc. (A Shares)	99,960	399,928
Huaneng Power International, Inc.:
(A Shares)	287,400	333,545
(H Shares)	3,282,000	1,727,661
Huatai Securities Co. Ltd.:
(A Shares)	195,700	530,470
(H Shares) (c)	1,615,600	2,871,915
HUAXI Securities Co. Ltd.	118,000	168,871
Huaxia Bank Co. Ltd. (A Shares)	535,200	475,736
Huaxin Cement Co. Ltd. (A Shares)	73,500	215,397
Huayu Automotive Systems Co. Ltd. (A Shares)	155,200	678,628
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	56,200	266,223
Huizhou Desay SV Automotive Co. Ltd.	21,800	479,870
Humanwell Healthcare Group Co. Ltd. (A Shares)	82,500	253,282
Hunan Valin Steel Co. Ltd. (A Shares)	316,100	275,994
Hundsun Technologies, Inc. (A Shares)	94,379	874,819
iFlytek Co. Ltd. (A Shares)	155,000	1,073,725
IMEIK Technology Development Co. Ltd. (A Shares)	11,200	784,931
Industrial & Commercial Bank of China Ltd.:
(A Shares)	4,519,400	3,323,203
(H Shares)	47,467,000	28,757,675
Industrial Bank Co. Ltd. (A Shares)	1,058,300	3,507,133
Industrial Securities Co. Ltd. (A Shares)	338,700	462,560
Ingenic Semiconductor Co. Ltd. (A Shares)	23,800	416,316
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	308,500	1,862,346
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	2,301,300	859,220
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	423,600	330,288
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares) (a)	177,700	244,381
Inspur Electronic Information Industry Co. Ltd. (A Shares)	73,196	393,186
Intco Medical Technology Co. Ltd. (A Shares)	26,650	223,070
JA Solar Technology Co. Ltd. (A Shares)	81,500	1,161,160
Jafron Biomedical Co. Ltd. (A Shares)	39,590	294,782
Jason Furniture Hangzhou Co. Ltd. (A Shares)	28,400	329,261
JCET Group Co. Ltd. (A Shares)	89,900	386,367
Jiangsu Eastern Shenghong Co. Ltd.	162,700	434,161
Jiangsu Expressway Co. Ltd. (H Shares)	1,094,000	1,143,071
Jiangsu Hengli Hydraulic Co. Ltd.	66,976	816,962
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	332,475	2,148,000
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	59,500	481,321
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	75,400	1,874,045
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	13,600	252,987
Jiangsu Yoke Technology Co. Ltd. (A Shares)	22,200	232,672
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	46,700	220,017
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	161,800	428,385
Jiangxi Copper Co. Ltd.:
(A Shares)	92,000	300,429
(H Shares)	1,037,000	1,700,431
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	144,600	202,912
Jinke Properties Group Co. Ltd. (A Shares)	276,500	196,141
JiuGui Liquor Co. Ltd. (A Shares)	15,200	395,421
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	99,800	183,744
Joinn Laboratories China Co. Ltd. (A Shares)	17,640	269,784
Jointown Pharmaceutical Group (A Shares)	31,600	66,333
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	38,400	194,717
Juewei Food Co. Ltd.	28,500	237,339
Kingfa Sci & Tech Co. Ltd. (A Shares)	121,300	217,939
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	119,400	377,282
Kunlun Tech Co. Ltd. (A Shares)	117,500	348,695
Kweichow Moutai Co. Ltd. (A Shares)	63,900	19,116,164
Lakala Payment Co. Ltd. (A Shares)	21,500	88,315
Laobaixing Pharmacy Chain JSC (A Shares)	19,120	128,420
Lb Group Co. Ltd. (A Shares)	118,673	458,359
Lens Technology Co. Ltd. (A Shares)	259,000	702,084
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	89,400	292,570
Leyard Optoelectronic Co. Ltd. (A Shares)	125,400	181,620
Lingyi iTech Guangdong Co. (A Shares) (a)	374,400	364,062
Livzon Pharmaceutical Group, Inc. (A Shares)	32,800	181,306
LONGi Green Energy Technology Co. Ltd.	276,720	3,104,169
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	8,200	219,969
Luxi Chemical Group Co. Ltd.	92,400	206,883
Luxshare Precision Industry Co. Ltd. (A Shares)	362,228	2,718,354
Luzhou Laojiao Co. Ltd. (A Shares)	73,900	2,542,855
Mango Excellent Media Co. Ltd. (A Shares)	87,107	486,648
Maxscend Microelectronics Co. Ltd. (A Shares)	17,060	708,619
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	106,860	121,068
Metallurgical Corp. China Ltd. (A Shares)	927,200	540,198
Mianyang Fulin Precision Co. Ltd. (A Shares) (a)	36,500	139,672
Mingyang Smart Energy Group Ltd.	106,000	432,115
Montage Technology Co. Ltd. (A Shares)	38,510	435,387
Muyuan Foodstuff Co. Ltd. (A Shares)	267,740	2,332,361
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	59,950	342,806
Nanjing Securities Co. Ltd. (A Shares)	181,700	258,296
NARI Technology Co. Ltd. (A Shares)	289,260	1,619,343
National Silicon Industry Group Co. Ltd. (A Shares) (a)	106,325	397,005
NAURA Technology Group Co. Ltd.	26,700	1,215,768
NavInfo Co. Ltd. (A Shares) (a)	98,400	248,294
New China Life Insurance Co. Ltd.	67,900	403,486
New China Life Insurance Co. Ltd. (H Shares)	852,500	2,431,529
New Hope Liuhe Co. Ltd. (A Shares) (a)	223,700	570,151
Ninestar Corp. (A Shares)	54,100	418,318
Ningbo Joyson Electronic Corp. (A shares)	63,400	184,830
Ningbo Tuopu Group Co. Ltd. (A Shares)	54,700	480,579
Ningxia Baofeng Energy Group Co. Ltd.	309,100	785,251
Nongfu Spring Co. Ltd. (H Shares) (c)	1,530,600	9,267,172
North Industries Group Red Arrow Co. Ltd. (A Shares) (a)	70,500	205,664
Northeast Securities Co. Ltd. (A Shares)	98,100	131,482
Offshore Oil Enginering Co. Ltd. (A Shares)	134,000	94,716
OFILM Group Co. Ltd. (A Shares) (a)	174,600	220,689
Oppein Home Group, Inc. (A Shares)	23,660	514,369
Orient Securities Co. Ltd. (A Shares)	306,100	594,178
Ovctek China, Inc. (A Shares)	42,320	254,822
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	402,300	235,911
People's Insurance Co. of China Group Ltd.:
(A Shares)	195,400	140,671
(H Shares)	7,653,000	2,421,791
Perfect World Co. Ltd. (A Shares)	170,700	371,728
PetroChina Co. Ltd.:
(A Shares)	904,400	720,007
(H Shares)	18,666,000	9,256,319
PharmaBlock Sciences (Nanjing), Inc. (A Shares)	10,400	142,548
Pharmaron Beijing Co. Ltd.:
(A Shares)	28,700	535,670
(H Shares) (c)	124,200	1,580,061
PICC Property & Casualty Co. Ltd. (H Shares)	6,005,840	5,595,956
Ping An Bank Co. Ltd. (A Shares)	981,600	2,464,417
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	540,494	4,277,435
(H Shares)	5,494,500	43,603,387
Poly Developments & Holdings (A Shares)	621,600	1,534,393
Postal Savings Bank of China Co. Ltd.	1,294,000	1,153,747
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	7,291,000	6,074,497
Power Construction Corp. of China Ltd. (A Shares)	785,800	1,077,243
Proya Cosmetics Co. Ltd. (A Shares)	9,400	251,539
Raytron Technology Co. Ltd. (A Shares)	23,151	230,204
Risesun Real Estate Development Co. Ltd. (A Shares)	206,100	145,152
Riyue Heavy Industry Co. Ltd. (A Shares)	49,900	220,527
Rongsheng Petrochemical Co. Ltd. (A Shares)	514,700	1,475,822
SAIC Motor Corp. Ltd. (A Shares)	404,200	1,202,774
Sailun Group Co. Ltd. A Shares	144,900	266,131
Sangfor Technologies, Inc.	26,000	638,071
Sany Heavy Industry Co. Ltd. (A Shares)	441,800	1,411,805
Satellite Chemical Co. Ltd. (A Shares)	86,180	574,646
SDIC Capital Co. Ltd.	321,232	381,676
SDIC Power Holdings Co. Ltd. (A Shares)	358,400	566,744
Sealand Securities Co. Ltd. (A Shares)	245,100	150,990
Seazen Holdings Co. Ltd. (A Shares)	119,600	626,416
SF Holding Co. Ltd. (A Shares)	246,000	2,472,043
SG Micro Corp. (A Shares)	11,900	521,118
Shaanxi Coal Industry Co. Ltd. (A Shares)	480,700	956,335
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	56,743	176,951
Shandong Gold Mining Co. Ltd.:
(A Shares)	385,184	1,145,698
(H Shares) (c)	251,000	423,600
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	108,220	522,240
Shandong Linglong Tyre Co. Ltd. (A Shares)	68,000	329,537
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	575,800	395,938
Shandong Sun Paper Industry JSC Ltd. (A Shares)	110,400	194,942
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,168,400	2,672,321
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	34,700	240,056
Shanghai Baosight Software Co. Ltd.	447,100	2,070,298
Shanghai Baosight Software Co. Ltd. (A Shares)	53,800	460,542
Shanghai Construction Group Co. Ltd. (A Shares)	477,900	247,935
Shanghai Electric Group Co. Ltd. (A Shares)	736,300	497,578
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	99,800	675,117
(H Shares)	438,000	1,756,344
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	4,125	205,930
Shanghai International Airport Co. Ltd. (A Shares) (a)	50,700	405,136
Shanghai International Port Group Co. Ltd. (A Shares)	459,100	411,783
Shanghai Jahwa United Co. Ltd. (A Shares)	27,500	175,683
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	38,200	340,150
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	36,019	337,640
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	69,760	159,245
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,802,603	1,658,031
Shanghai M&G Stationery, Inc. (A Shares)	47,000	407,458
Shanghai Medicilon, Inc. (A Shares)	3,107	172,612
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	99,400	295,604
(H Shares)	721,300	1,408,317
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,450,600	1,927,183
Shanghai Putailai New Energy Technology Co. Ltd.	35,312	799,620
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	431,400	457,439
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	99,800	145,413
Shanghai Zhangjiang High Ltd. (A Shares)	60,000	129,861
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	138,400	264,667
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	212,600	449,707
Shanxi Securities Co. Ltd. (A Shares)	161,130	150,388
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	274,600	296,189
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	61,540	2,683,857
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	193,060	238,858
Shenghe Resources Holding Co. Ltd. (A Shares)	81,300	212,113
Shengyi Technology Co. Ltd.	122,600	381,891
Shennan Circuits Co. Ltd. (A Shares)	25,340	476,129
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,168,700	863,956
Shenzhen Capchem Technology Co. Ltd. (A Shares)	20,600	309,823
Shenzhen Energy Group Co. Ltd. (A Shares)	193,860	213,402
Shenzhen Goodix Technology Co. Ltd. (A Shares)	24,800	348,132
Shenzhen Inovance Technology Co. Ltd. (A Shares)	135,850	1,301,617
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	71,500	150,960
Shenzhen Kangtai Biological Products Co. Ltd.	35,900	456,863
Shenzhen Kedali Industry Co. Ltd.	11,400	281,721
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	62,400	3,186,488
Shenzhen MTC Co. Ltd. (A Shares) (a)	186,000	126,466
Shenzhen New Industries Biomedical Engineering Co. Ltd.	32,700	208,189
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	406,700	498,422
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (a)	62,900	232,992
Shenzhen SC New Energy Technology Corp. (A Shares)	17,600	228,530
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	37,400	211,606
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	35,700	190,189
Shenzhen Sunway Communication Co. Ltd. (A Shares)	44,700	151,296
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	34,327	729,796
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	82,960	273,384
Sichuan Chuantou Energy Co. Ltd. (A Shares)	184,400	322,307
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (a)	435,600	241,513
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	67,700	188,538
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	62,400	201,693
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	245,700	417,187
Sichuan Swellfun Co. Ltd. (A Shares)	23,600	370,628
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	55,500	204,586
Sinolink Securities Co. Ltd. (A Shares)	145,200	238,079
Sinoma Science & Technology Co. Ltd. (A Shares)	83,800	391,734
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	288,900	177,632
Sinopharm Group Co. Ltd. (H Shares)	1,185,200	2,651,050
Sinotrans Ltd.	85,600	55,221
Sinotrans Ltd. (H Shares)	661,000	215,184
Siyuan Electric Co. Ltd. (A Shares)	41,500	299,056
SKSHU Paint Co. Ltd. (A Shares)	18,680	313,200
Songcheng Performance Development Co. Ltd. (A Shares)	93,280	225,845
Soochow Securities Co. Ltd. (A Shares)	240,045	297,116
Southwest Securities Co. Ltd. (A Shares)	317,200	239,492
StarPower Semiconductor Ltd. (A Shares)	8,700	443,092
Sungrow Power Supply Co. Ltd. (A Shares)	75,000	1,362,551
Suning.com Co. Ltd. (A Shares) (a)	314,100	196,161
Sunwoda Electronic Co. Ltd. (A Shares)	90,500	510,693
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	87,700	344,241
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	5,400	424,485
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	29,100	307,467
Tangshan Jidong Cement Co. Ltd. A Shares	64,700	117,097
TBEA Co. Ltd. (A Shares)	197,300	591,051
TCL Technology Group Corp. (A Shares)	680,500	606,894
Thunder Software Technology Co. Ltd. (A Shares)	25,800	572,994
Tianfeng Securities Co. Ltd. (A Shares)	426,900	251,155
Tianjin 712 Communication & Broadcasting Co. Ltd.	33,700	190,686
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	164,100	1,119,907
Tianma Microelectronics Co. Ltd. (A Shares)	121,900	229,815
Tianshan Aluminum Group Co. Ltd.	219,400	289,813
Tianshui Huatian Technology Co. Ltd. (A Shares)	157,900	286,831
Tibet Summit Industrial Co. Ltd. (A Shares)	44,300	202,170
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	97,300	308,848
Toly Bread Co. Ltd.	42,180	173,110
TongFu Microelectronics Co. Ltd. (A Shares)	59,700	165,122
Tongkun Group Co. Ltd. (A Shares)	119,700	394,149
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	501,200	270,933
Tongwei Co. Ltd. (A Shares)	228,200	1,363,480
Topchoice Medical Corp. (a)	15,300	360,509
Topsec Technologies Group, Inc.	70,200	169,382
Transfar Zhilian Co. Ltd.	140,400	171,763
TravelSky Technology Ltd. (H Shares)	750,000	1,405,532
Tsingtao Brewery Co. Ltd.:
(A Shares)	53,200	778,769
(H Shares)	458,000	4,121,981
Unigroup Guoxin Microelectronics Co. Ltd.	30,900	1,055,327
Unisplendour Corp. Ltd. (A Shares)	146,203	484,678
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	84,500	184,128
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	192,000	743,540
Walvax Biotechnology Co. Ltd. (A Shares)	80,700	622,976
Wanhua Chemical Group Co. Ltd. (A Shares)	160,200	2,314,325
Weichai Power Co. Ltd.:
(A Shares)	294,500	728,927
(H Shares)	1,772,200	3,215,890
Weihai Guangwei Composites Co. Ltd. (A Shares)	24,800	282,545
Wens Foodstuffs Group Co. Ltd. (A Shares)	320,780	1,022,237
Western Securities Co. Ltd. (A Shares)	208,100	250,843
Western Superconducting Technologies Co. Ltd. (A Shares)	20,533	265,247
Westone Information Industry, Inc. (A Shares)	43,400	276,785
Will Semiconductor Ltd.	44,400	1,805,043
Wingtech Technology Co. Ltd. (A Shares)	63,300	1,080,117
Winning Health Technology Group Co. Ltd. (A Shares)	75,880	138,459
Wuchan Zhongda Group Co. Ltd.	266,000	222,303
Wuhan Guide Infrared Co. Ltd. (A Shares)	117,736	390,914
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	174,400	691,326
Wuhu Token Science Co. Ltd. (A Shares)	123,200	201,058
Wuliangye Yibin Co. Ltd. (A Shares)	197,000	6,205,950
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	91,390	251,191
WuXi AppTec Co. Ltd.	150,644	2,507,295
WuXi AppTec Co. Ltd. (H Shares) (c)	282,022	4,045,118
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	40,080	461,034
Wuxi Shangji Automation Co. Ltd. (A Shares)	14,100	283,267
XCMG Construction Machinery Co. Ltd. (A Shares)	416,000	372,858
Xiamen C&D, Inc. (A Shares)	141,800	209,975
Xiamen Faratronic Co. Ltd. (A Shares)	11,300	352,097
Xiamen Intretech, Inc.	32,230	152,629
Xiamen Tungsten Co. Ltd. (A Shares)	63,000	196,236
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	168,700	401,388
(H Shares)	684,410	1,193,184
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares) (d)	125,400	210,544
Yankuang Energy Group Co. Ltd.:
(A Shares)	156,700	574,324
(H Shares) (b)	1,260,000	2,669,499
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	37,600	177,872
Yantai Jereh Oilfield Services (A Shares)	45,700	303,216
Yealink Network Technology Corp. Ltd.	44,550	550,358
Yifeng Pharmacy Chain Co. Ltd.	35,918	281,613
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	74,800	678,085
Yintai Gold Co. Ltd. (A Shares)	102,380	134,223
Yonghui Superstores Co. Ltd. (A Shares)	420,700	257,884
YongXing Special Materials Technology Co. Ltd. (A Shares)	20,000	384,444
Yonyou Network Technology Co. Ltd. (A Shares)	214,038	1,190,085
Youngor Group Co. Ltd. (A Shares)	183,789	192,918
Youngy Co. Ltd. (A Shares) (a)	13,500	199,860
YTO Express Group Co. Ltd. (A Shares)	165,100	420,371
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	64,000	187,526
Yunda Holding Co. Ltd. (A Shares)	142,490	444,058
Yunnan Aluminium Co. Ltd. (A Shares) (a)	148,600	260,624
Yunnan Baiyao Group Co. Ltd. (A Shares)	68,000	969,393
Yunnan Energy New Material Co. Ltd.	45,200	1,819,096
Yunnan Tin Co. Ltd. (A Shares) (a)	78,800	251,602
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	30,900	1,752,872
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	789,597	845,048
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	235,300	166,975
Zhejiang Chint Electric Co. Ltd. (A Shares)	113,900	860,057
Zhejiang Dahua Technology Co. Ltd. (A Shares)	156,200	472,994
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	24,860	287,304
Zhejiang Expressway Co. Ltd. (H Shares)	1,270,000	1,090,138
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)	300,300	284,337
Zhejiang HangKe Technology, Inc. Co. (A Shares)	21,316	294,917
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	77,420	256,139
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	61,416	966,558
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	65,100	596,393
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	41,800	288,891
Zhejiang Juhua Co. Ltd. (A Shares)	134,200	275,255
Zhejiang Longsheng Group Co. Ltd. (A Shares)	155,800	306,741
Zhejiang NHU Co. Ltd. (A Shares)	140,440	668,483
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	187,490	568,988
Zhejiang Semir Garment Co. Ltd. (A Shares)	99,900	110,405
Zhejiang Supor Cookware Co. Ltd.	24,300	198,974
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	60,100	291,248
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	72,500	259,124
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	27,400	199,915
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (a)	43,800	224,672
Zheshang Securities Co. Ltd.	201,800	393,809
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)	429,600	1,479,452
Zhongji Innolight Co. Ltd. (A Shares)	37,300	212,004
Zhongtai Securities Co. Ltd. (A Shares)	290,700	398,995
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	474,400	2,505,635
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	19,700	261,510
Zhuzhou Kibing Group Co. Ltd. (A Shares)	132,100	332,972
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	137,900	202,249
Zijin Mining Group Co. Ltd.:
(A Shares)	830,600	1,312,547
(H Shares)	5,332,000	6,922,059
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	693,800	775,768
(H Shares)	628,400	411,576
ZTE Corp.:
(A Shares)	113,100	542,275
(H Shares)	797,080	2,153,902
TOTAL CHINA		784,651,152
Colombia - 0.1%
Bancolombia SA	195,416	1,955,256
Bancolombia SA sponsored ADR	18,670	664,279
Ecopetrol SA	4,387,819	3,228,802
Grupo de Inversiones Suramerica SA (d)	101,717	702,112
Interconexion Electrica SA ESP	387,694	2,317,649
TOTAL COLOMBIA		8,868,098
Cyprus - 0.1%
Ozon Holdings PLC ADR (a)	40,002	771,382
TCS Group Holding PLC unit	103,050	7,362,338
TOTAL CYPRUS		8,133,720
Czech Republic - 0.1%
CEZ A/S	139,488	5,171,327
Komercni Banka A/S	66,476	2,940,221
MONETA Money Bank A/S (c)	328,252	1,416,238
TOTAL CZECH REPUBLIC		9,527,786
Egypt - 0.1%
Commercial International Bank SAE	1,495,846	4,888,398
Eastern Co. SAE	967,578	640,535
Fawry for Banking & Payment Technology Services SAE	534,230	335,977
TOTAL EGYPT		5,864,910
Greece - 0.2%
Alpha Bank SA (a)	2,007,787	3,038,485
Eurobank Ergasias Services and Holdings SA (a)	2,427,157	2,745,121
Ff Group (a)(d)	1,035	1,395
Hellenic Telecommunications Organization SA	219,764	4,271,625
Jumbo SA	92,961	1,382,727
OPAP SA	175,218	2,602,508
Public Power Corp. of Greece (a)	183,281	1,784,096
TOTAL GREECE		15,825,957
Hong Kong - 1.2%
Beijing Enterprises Holdings Ltd.	431,000	1,469,267
BYD Electronic International Co. Ltd.	585,500	1,770,832
China Everbright International Ltd.	3,180,333	2,362,500
China Jinmao Holdings Group Ltd.	4,872,000	1,769,851
China Merchants Holdings International Co. Ltd.	1,300,105	2,402,813
China Overseas Land and Investment Ltd.	3,281,500	9,685,273
China Power International Development Ltd.	4,691,563	2,321,918
China Resources Beer Holdings Co. Ltd.	1,272,878	9,503,156
China Resources Power Holdings Co. Ltd.	1,667,691	4,061,298
China Taiping Insurance Group Ltd.	1,469,577	2,079,096
China Traditional Chinese Medicine Holdings Co. Ltd.	2,374,000	1,384,466
CITIC Pacific Ltd.	5,034,000	5,653,715
CSPC Pharmaceutical Group Ltd.	7,731,840	9,397,200
Far East Horizon Ltd.	1,419,000	1,223,597
Fosun International Ltd.	2,216,500	2,514,943
Ganfeng Lithium Co. Ltd. (H Shares) (c)	181,600	2,885,685
Guangdong Investment Ltd.	2,554,000	3,648,223
Hua Hong Semiconductor Ltd. (a)(c)	455,000	2,214,934
Lenovo Group Ltd.	6,246,000	6,768,845
MMG Ltd. (a)	2,620,000	850,675
Sinotruk Hong Kong Ltd.	600,000	892,476
Sun Art Retail Group Ltd.	1,696,000	619,346
Wharf Holdings Ltd.	1,200,000	4,101,076
Yuexiu Property Co. Ltd.	1,124,400	1,142,498
TOTAL HONG KONG		80,723,683
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	355,197	3,086,941
OTP Bank PLC (a)	193,316	11,180,088
Richter Gedeon PLC	125,510	3,308,040
TOTAL HUNGARY		17,575,069
India - 12.4%
ACC Ltd.	67,550	2,084,276
Adani Enterprises Ltd.	236,365	5,481,381
Adani Green Energy Ltd. (a)	334,192	8,489,342
Adani Ports & Special Economic Zone Ltd.	437,371	4,235,937
Adani Total Gas Ltd. (a)	236,427	5,808,412
Adani Transmissions Ltd. (a)	236,895	6,332,780
Ambuja Cements Ltd.	608,744	2,998,701
Apollo Hospitals Enterprise Ltd.	87,261	5,246,350
Asian Paints Ltd.	331,300	14,047,966
Aurobindo Pharma Ltd.	255,479	2,182,649
Avenue Supermarts Ltd. (a)(c)	140,341	7,786,510
Axis Bank Ltd. (a)	1,961,243	20,552,177
Bajaj Auto Ltd.	60,509	2,904,166
Bajaj Finance Ltd.	235,032	22,274,029
Bajaj Finserv Ltd.	32,635	6,923,871
Balkrishna Industries Ltd.	74,683	2,355,834
Bandhan Bank Ltd. (c)	560,623	2,389,273
Berger Paints India Ltd.	209,853	2,038,127
Bharat Electronics Ltd.	1,070,671	3,032,846
Bharat Forge Ltd.	201,651	1,999,369
Bharat Petroleum Corp. Ltd.	763,566	4,091,356
Bharti Airtel Ltd. (a)	2,134,036	20,973,419
Biocon Ltd. (a)	370,251	1,829,861
Britannia Industries Ltd.	92,789	4,414,739
Cholamandalam Investment and Finance Co. Ltd.	356,941	3,035,146
Cipla Ltd./India (a)	416,524	5,291,012
Coal India Ltd.	1,358,389	2,925,104
Colgate-Palmolive Ltd.	109,446	2,096,777
Container Corp. of India Ltd.	212,205	1,852,707
Dabur India Ltd.	541,815	3,912,824
Divi's Laboratories Ltd.	115,722	6,287,852
DLF Ltd.	528,026	2,797,960
Dr. Reddy's Laboratories Ltd.	100,568	5,817,469
Eicher Motors Ltd.	117,562	4,200,925
GAIL India Ltd.	1,321,951	2,579,382
Godrej Consumer Products Ltd. (a)	310,279	3,714,593
Godrej Properties Ltd. (a)	106,649	2,468,701
Grasim Industries Ltd.	228,524	5,324,720
Havells India Ltd.	220,402	3,525,180
HCL Technologies Ltd.	935,267	13,888,775
HDFC Asset Management Co. Ltd. (c)	46,136	1,372,452
HDFC Standard Life Insurance Co. Ltd. (c)	784,093	6,577,188
Hero Motocorp Ltd.	105,319	3,872,012
Hindalco Industries Ltd.	1,362,283	9,036,559
Hindustan Petroleum Corp. Ltd.	558,797	2,366,737
Hindustan Unilever Ltd.	711,494	21,769,152
Housing Development Finance Corp. Ltd.	1,487,472	50,785,430
ICICI Bank Ltd.	4,433,692	47,661,623
ICICI Lombard General Insurance Co. Ltd. (c)	190,867	3,530,357
ICICI Prudential Life Insurance Co. Ltd. (c)	307,604	2,321,118
Indian Oil Corp. Ltd.	1,681,571	2,846,644
Indian Railway Catering & Tourism Corp. Ltd. (a)	206,896	2,430,731
Indraprastha Gas Ltd.	236,894	1,254,362
Indus Towers Ltd.	575,265	1,959,994
Info Edge India Ltd.	72,363	4,792,721
Infosys Ltd.	2,932,195	69,031,000
InterGlobe Aviation Ltd. (a)(c)	82,749	2,073,957
ITC Ltd.	2,518,970	7,485,829
JSW Steel Ltd.	732,686	6,246,007
Jubilant Foodworks Ltd.	68,164	3,111,931
Kotak Mahindra Bank Ltd. (a)	480,016	12,039,110
Larsen & Toubro Infotech Ltd. (c)	45,341	3,839,787
Larsen & Toubro Ltd.	591,812	15,261,014
Lupin Ltd.	198,837	2,431,511
Mahindra & Mahindra Ltd.	753,411	9,017,073
Marico Ltd.	457,667	2,971,487
Maruti Suzuki India Ltd.	117,435	13,613,824
MindTree Consulting Ltd.	56,521	3,063,353
Motherson Sumi Systems Ltd.	1,086,408	2,636,453
Motherson Sumi Wiring India Ltd. (a)(d)	1,086,408	580,528
Mphasis BFL Ltd.	72,867	3,061,928
MRF Ltd.	1,704	1,655,878
Muthoot Finance Ltd.	105,745	2,078,594
Nestle India Ltd.	29,052	7,248,996
NTPC Ltd.	4,172,730	8,007,048
Oil & Natural Gas Corp. Ltd.	2,184,979	5,112,324
Page Industries Ltd.	4,786	2,735,438
Petronet LNG Ltd.	677,208	1,948,044
PI Industries Ltd.	72,103	2,367,840
Pidilite Industries Ltd.	130,521	4,312,851
Piramal Enterprises Ltd.	91,937	2,969,518
Power Grid Corp. of India Ltd.	2,693,924	7,812,677
Reliance Industries Ltd.	2,467,466	79,569,246
SBI Cards & Payment Services Ltd. (a)	205,308	2,435,489
SBI Life Insurance Co. Ltd. (c)	385,991	6,419,549
Shree Cement Ltd.	9,484	3,102,883
Shriram Transport Finance Co. Ltd.	177,661	2,951,845
Siemens Ltd.	61,415	1,926,479
SRF Ltd.	126,832	4,105,021
State Bank of India	1,543,054	11,244,471
Sun Pharmaceutical Industries Ltd.	728,956	8,194,617
Tata Consultancy Services Ltd.	791,462	39,879,679
Tata Consumer Products Ltd.	517,085	5,066,048
Tata Motors Ltd. (a)	1,436,261	9,914,968
Tata Power Co. Ltd./The	1,237,315	4,121,493
Tata Steel Ltd.	627,320	9,255,943
Tech Mahindra Ltd.	540,298	10,792,023
Titan Co. Ltd.	305,055	9,733,118
Torrent Pharmaceuticals Ltd.	44,338	1,593,038
Trent Ltd.	158,697	2,210,423
Ultratech Cement Ltd.	87,637	8,522,642
United Spirits Ltd. (a)	256,093	2,993,014
UPL Ltd. (a)	426,670	4,473,044
Vedanta Ltd.	967,554	4,223,202
Wipro Ltd.	1,194,294	9,226,763
Yes Bank Ltd. (a)	9,908,888	1,777,241
Zomato Ltd. (a)	1,312,536	1,600,697
TOTAL INDIA		840,816,514
Indonesia - 1.5%
PT Adaro Energy Tbk	12,380,600	1,938,577
PT Aneka Tambang Tbk	7,571,400	944,594
PT Astra International Tbk	17,535,600	6,711,351
PT Bank Central Asia Tbk	47,989,200	25,525,328
PT Bank Mandiri (Persero) Tbk	16,243,000	8,511,470
PT Bank Negara Indonesia (Persero) Tbk	6,495,800	3,333,940
PT Bank Rakyat Indonesia (Persero) Tbk	59,195,185	16,849,047
PT Barito Pacific Tbk	24,524,100	1,523,759
PT Charoen Pokphand Indonesia Tbk	6,327,100	2,780,148
PT Gudang Garam Tbk	386,100	824,015
PT Indah Kiat Pulp & Paper Tbk	2,337,400	1,243,043
PT Indocement Tunggal Prakarsa Tbk	1,322,100	1,012,827
PT Indofood CBP Sukses Makmur Tbk	2,031,200	1,234,868
PT Indofood Sukses Makmur Tbk	3,817,900	1,683,686
PT Kalbe Farma Tbk	18,634,000	2,128,761
PT Merdeka Copper Gold Tbk (a)	9,928,900	2,538,254
PT Sarana Menara Nusantara Tbk	19,533,700	1,396,130
PT Semen Gresik (Persero) Tbk	2,654,400	1,250,148
PT Telkom Indonesia Persero Tbk	42,610,700	12,479,632
PT Tower Bersama Infrastructure Tbk	6,728,700	1,355,091
PT Unilever Indonesia Tbk	6,636,600	1,866,553
PT United Tractors Tbk	1,467,400	2,372,553
TOTAL INDONESIA		99,503,775
Isle of Man - 0.0%
NEPI Rockcastle PLC	347,173	2,360,868
Korea (South) - 11.1%
Alteogen, Inc.	23,521	955,055
AMOREPACIFIC Corp.	26,076	3,400,403
AMOREPACIFIC Group, Inc.	26,710	918,988
BGF Retail Co. Ltd.	6,983	945,802
Celltrion Healthcare Co. Ltd. (a)	75,472	3,986,976
Celltrion Pharm, Inc. (a)	14,672	1,019,541
Celltrion, Inc. (a)	84,718	10,765,694
Cheil Worldwide, Inc.	51,683	951,464
CJ CheilJedang Corp.	6,981	2,024,596
CJ Corp.	11,915	796,299
CJ ENM Co. Ltd.	8,201	850,141
CJ Logistics Corp. (a)	8,399	815,507
Coway Co. Ltd.	47,667	2,745,811
Db Insurance Co. Ltd.	39,319	1,969,222
Doosan Bobcat, Inc. (a)	43,308	1,357,919
Doosan Heavy Industries & Construction Co. Ltd. (a)	299,956	4,510,144
Doosan Heavy Industries & Construction Co. Ltd. rights 2/11/22 (a)	33,660	47,461
Douzone Bizon Co. Ltd.	19,124	847,557
E-Mart, Inc.	17,497	1,947,175
Ecopro BM Co. Ltd.	9,473	2,691,219
F&F Co. Ltd. (a)	2,967	2,046,886
Green Cross Corp.	5,187	767,868
GS Engineering & Construction Corp.	56,509	1,880,280
GS Holdings Corp.	41,864	1,351,474
Hana Financial Group, Inc.	260,629	9,818,738
Hankook Tire Co. Ltd.	64,804	1,829,632
Hanmi Pharm Co. Ltd.	6,012	1,240,694
Hanon Systems	160,793	1,442,642
Hanwha Solutions Corp. (a)	107,540	2,934,535
HLB, Inc.	77,343	2,073,876
HMM Co. Ltd. (a)	228,464	4,252,970
Hotel Shilla Co.	28,238	1,712,461
HYBE Co. Ltd. (a)	14,090	2,852,210
Hyundai Engineering & Construction Co. Ltd.	67,914	2,431,818
Hyundai Glovis Co. Ltd.	16,159	2,210,427
Hyundai Heavy Industries Holdi	41,983	1,692,524
Hyundai Mobis	57,140	11,215,187
Hyundai Motor Co.	118,594	19,112,243
Hyundai Steel Co.	76,770	2,535,221
Iljin Materials Co. Ltd.	19,847	1,603,816
Industrial Bank of Korea	231,277	2,007,743
Kakao Corp.	267,711	19,334,577
Kakao Games Corp. (a)	26,972	1,515,534
KakaoBank Corp. (a)	82,337	2,860,070
Kangwon Land, Inc. (a)	85,973	1,807,410
KB Financial Group, Inc.	342,590	16,976,334
Kia Corp.	227,299	15,846,423
Korea Aerospace Industries Ltd.	70,054	2,105,891
Korea Electric Power Corp.	220,566	3,791,937
Korea Investment Holdings Co. Ltd.	35,677	2,187,392
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	33,980	2,296,814
Korea Zinc Co. Ltd.	7,412	3,152,470
Korean Air Lines Co. Ltd. (a)	148,866	3,594,252
KRAFTON, Inc. (a)	19,142	4,434,559
KT&G Corp.	99,232	6,409,100
Kumho Petro Chemical Co. Ltd.	15,809	1,962,318
L&F Co. Ltd.	19,414	2,868,898
LG Chemical Ltd.	39,427	21,132,370
LG Corp.	74,410	4,600,994
LG Display Co. Ltd. (a)	199,433	3,353,518
LG Electronics, Inc.	91,566	9,946,602
LG Household & Health Care Ltd.	8,154	6,631,948
LG Innotek Co. Ltd.	12,129	3,646,080
LG Uplus Corp.	187,116	2,038,657
Lotte Chemical Corp.	14,831	2,438,519
Lotte Shopping Co. Ltd.	11,170	750,666
Meritz Securities Co. Ltd.	254,147	1,295,066
Mirae Asset Securities Co. Ltd.	244,650	1,752,240
NAVER Corp.	105,732	27,924,289
NCSOFT Corp.	14,229	6,410,211
Netmarble Corp. (c)	24,940	2,308,871
NH Investment & Securities Co. Ltd.	123,680	1,185,731
Orion Corp./Republic of Korea	20,040	1,639,573
Pan Ocean Co., Ltd. (Korea)	240,389	1,003,230
Pearl Abyss Corp. (a)	26,135	2,084,719
POSCO	64,197	14,358,484
POSCO Chemtech Co. Ltd.	26,938	2,532,031
S-Oil Corp.	39,023	2,961,964
S1 Corp.	14,179	794,058
Samsung Biologics Co. Ltd. (a)(c)	14,306	8,855,333
Samsung C&T Corp.	72,229	6,533,493
Samsung Electro-Mechanics Co. Ltd.	47,921	7,289,606
Samsung Electronics Co. Ltd.	4,112,187	255,739,288
Samsung Engineering Co. Ltd. (a)	134,073	2,453,013
Samsung Fire & Marine Insurance Co. Ltd.	26,362	4,405,843
Samsung Heavy Industries Co. Ltd. (a)	548,420	2,383,431
Samsung Life Insurance Co. Ltd.	60,621	3,069,966
Samsung SDI Co. Ltd.	47,478	23,559,339
Samsung SDS Co. Ltd.	31,661	3,757,802
Samsung Securities Co. Ltd.	52,622	1,776,555
SD Biosensor, Inc.	30,864	1,578,175
Seegene, Inc.	31,334	1,433,986
Shin Poong Pharmaceutical Co.	27,500	556,461
Shinhan Financial Group Co. Ltd.	381,403	12,214,356
SK Biopharmaceuticals Co. Ltd. (a)	24,480	1,562,485
SK Bioscience Co. Ltd. (a)	19,755	2,758,927
SK Chemicals Co. Ltd.	9,865	1,044,151
SK Hynix, Inc.	471,878	48,836,388
SK IE Technology Co. Ltd. (a)(c)	15,447	1,516,304
SK Innovation Co., Ltd. (a)	43,917	8,058,898
SK Square Co. Ltd. (a)	15,559	723,256
SK Telecom Co. Ltd.	22,369	1,064,510
SK, Inc.	36,118	6,685,225
SKC Co. Ltd.	18,032	2,170,574
Woori Financial Group, Inc.	444,353	5,465,846
Yuhan Corp.	45,600	2,161,628
TOTAL KOREA (SOUTH)		750,148,858
Kuwait - 0.6%
Agility Public Warehousing Co. KSC	1,068,211	3,541,889
Boubyan Bank KSC	935,481	2,490,085
Kuwait Finance House KSCP	3,979,224	11,906,133
Mabanee Co. SAKC	491,343	1,338,699
Mobile Telecommunication Co.	1,831,426	3,622,933
National Bank of Kuwait	5,874,475	20,098,930
TOTAL KUWAIT		42,998,669
Luxembourg - 0.0%
Reinet Investments SCA	123,885	2,476,333
Malaysia - 1.3%
AMMB Holdings Bhd (a)	1,580,500	1,234,357
Axiata Group Bhd	2,290,341	2,053,936
CIMB Group Holdings Bhd	5,549,944	6,913,514
Dialog Group Bhd	3,427,600	2,103,036
DiGi.com Bhd	2,598,000	2,362,000
Fraser & Neave Holdings Bhd	111,300	662,729
Genting Bhd	1,780,300	1,864,661
Genting Malaysia Bhd	2,472,000	1,618,517
Hap Seng Consolidated Bhd	507,400	929,625
Hartalega Holdings Bhd	1,474,300	2,089,811
Hong Leong Bank Bhd	549,400	2,550,962
Hong Leong Credit Bhd	181,300	791,221
IHH Healthcare Bhd	1,490,600	2,296,961
Inari Amertron Bhd	2,614,700	2,089,191
IOI Corp. Bhd	2,136,000	1,941,800
Kuala Lumpur Kepong Bhd	380,447	1,981,033
Malayan Banking Bhd	4,019,356	7,946,909
Malaysia Airports Holdings Bhd (a)	934,606	1,276,080
Maxis Bhd	2,011,500	2,033,635
MISC Bhd	1,209,800	2,019,246
Nestle (Malaysia) Bhd	62,100	1,962,246
Petronas Chemicals Group Bhd	2,101,000	4,502,686
Petronas Dagangan Bhd	256,000	1,188,769
Petronas Gas Bhd	695,730	2,826,879
PPB Group Bhd	567,120	2,171,047
Press Metal Bhd	2,761,600	4,073,392
Public Bank Bhd	12,472,500	12,563,604
QL Resources Bhd	928,450	1,101,103
RHB Bank Bhd	1,551,376	2,064,883
Sime Darby Bhd	2,421,449	1,244,431
Sime Darby Plantation Bhd	1,518,356	1,283,097
Telekom Malaysia Bhd	1,153,680	1,397,995
Tenaga Nasional Bhd	1,943,100	4,262,512
Top Glove Corp. Bhd	4,578,400	2,333,293
Westports Holdings Bhd	898,400	831,658
TOTAL MALAYSIA		90,566,819
Mexico - 2.0%
Alfa SA de CV Series A	2,561,600	1,863,953
America Movil S.A.B. de CV Series L	29,524,800	27,781,480
Arca Continental S.A.B. de CV	415,000	2,454,632
Becle S.A.B. de CV	486,600	1,175,691
CEMEX S.A.B. de CV unit (a)	13,108,618	8,007,009
Coca-Cola FEMSA S.A.B. de CV unit	478,825	2,513,205
Fibra Uno Administracion SA de CV	2,717,100	2,792,443
Fomento Economico Mexicano S.A.B. de CV unit	1,687,900	12,699,345
Gruma S.A.B. de CV Series B	186,005	2,432,817
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	315,800	4,341,867
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	180,700	3,658,763
Grupo Bimbo S.A.B. de CV Series A	1,350,700	4,229,286
Grupo Carso SA de CV Series A1	378,800	1,059,384
Grupo Financiero Banorte S.A.B. de CV Series O	2,237,900	14,183,782
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,923,000	2,773,378
Grupo Mexico SA de CV Series B	2,699,607	11,593,862
Grupo Televisa SA de CV	2,010,800	4,098,024
Industrias Penoles SA de CV (a)	125,320	1,342,567
Kimberly-Clark de Mexico SA de CV Series A	1,295,900	1,872,107
Megacable Holdings S.A.B. de CV unit	231,400	745,308
Orbia Advance Corp. S.A.B. de CV	921,955	2,152,927
Promotora y Operadora de Infraestructura S.A.B. de CV	206,905	1,509,359
Telesites S.A.B. de C.V.	1,183,500	1,249,594
Wal-Mart de Mexico SA de CV Series V	4,532,700	15,412,235
TOTAL MEXICO		131,943,018
Netherlands - 0.2%
X5 Retail Group NV:
GDR	102,956	2,309,704
GDR (Reg. S)	4,876	110,247
Yandex NV Class A (a)	261,431	12,353,529
TOTAL NETHERLANDS		14,773,480
Peru - 0.0%
Compania de Minas Buenaventura SA (a)	1,294	10,481
Compania de Minas Buenaventura SA sponsored ADR (a)	179,362	1,452,832
TOTAL PERU		1,463,313
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	1,685,170	2,097,537
AC Energy Corp.	6,591,200	1,236,019
Ayala Corp.	239,865	4,094,131
Ayala Land, Inc.	6,941,540	4,892,281
Bank of the Philippine Islands (BPI)	1,599,597	3,072,019
BDO Unibank, Inc.	1,723,116	4,571,196
Globe Telecom, Inc.	23,020	1,401,521
GT Capital Holdings, Inc.	85,694	959,197
International Container Terminal Services, Inc.	882,600	3,465,413
JG Summit Holdings, Inc.	2,599,426	3,174,717
Jollibee Food Corp.	392,890	1,862,977
Manila Electric Co.	192,890	1,267,736
Metro Pacific Investments Corp.	10,574,500	800,309
Metropolitan Bank & Trust Co.	1,610,217	1,861,769
Monde Nissin Corp. (c)	3,894,800	1,252,147
PLDT, Inc.	64,735	2,324,411
SM Investments Corp.	207,080	3,853,077
SM Prime Holdings, Inc.	8,698,500	6,004,214
Universal Robina Corp.	771,480	1,922,195
TOTAL PHILIPPINES		50,112,866
Poland - 0.8%
Allegro.eu SA (a)(c)	301,215	2,791,771
Bank Polska Kasa Opieki SA	159,463	5,313,524
CD Projekt RED SA	65,838	2,922,898
Cyfrowy Polsat SA	205,871	1,590,353
Dino Polska SA (a)(c)	42,330	3,261,118
KGHM Polska Miedz SA (Bearer)	122,306	4,218,970
LPP SA	955	3,735,425
mBank SA (a)	12,849	1,471,538
Orange Polska SA (a)	563,445	1,098,419
PGE Polska Grupa Energetyczna SA (a)	720,451	1,357,207
Polish Oil & Gas Co. SA	1,517,241	1,981,357
Polski Koncern Naftowy Orlen SA	260,447	4,551,955
Powszechna Kasa Oszczednosci Bank SA (a)	759,546	8,891,490
Powszechny Zaklad Ubezpieczen SA	521,892	4,646,758
Santander Bank Polska SA	31,025	2,665,745
TOTAL POLAND		50,498,528
Qatar - 0.9%
Barwa Real Estate Co.	1,785,905	1,645,622
Industries Qatar QSC (a)	1,285,992	5,944,313
Masraf al Rayan	3,937,895	5,315,780
Mesaieed Petrochemical Holding Co.	3,822,189	2,556,174
Ooredoo QSC	789,854	1,577,105
Qatar Electricity & Water Co.	361,868	1,771,076
Qatar Fuel Co.	437,710	2,284,122
Qatar Gas Transport Co. Ltd. (Nakilat)	2,195,915	2,177,219
Qatar International Islamic Bank QSC	677,830	1,861,659
Qatar Islamic Bank (a)	1,002,236	5,395,173
Qatar National Bank SAQ (a)	3,919,017	23,507,644
The Commercial Bank of Qatar (a)	1,726,243	3,389,903
TOTAL QATAR		57,425,790
Russia - 2.8%
Alrosa Co. Ltd.	2,234,923	3,261,864
Gazprom OAO	8,473,436	36,611,387
Gazprom OAO sponsored ADR (Reg. S)	863,533	7,517,326
Inter Rao Ues JSC	31,187,844	1,558,308
LUKOIL PJSC	334,533	29,700,167
LUKOIL PJSC sponsored ADR	22,773	2,039,333
Magnit OJSC GDR (Reg. S)	305,795	4,027,723
MMC Norilsk Nickel PJSC	48,442	13,586,476
MMC Norilsk Nickel PJSC sponsored ADR	59,247	1,674,806
Mobile TeleSystems OJSC sponsored ADR (b)	396,417	3,028,626
Moscow Exchange MICEX-RTS OAO	1,311,841	2,457,058
Novatek PJSC GDR (Reg. S)	78,382	16,554,719
Novolipetsk Steel OJSC	1,258,902	3,465,599
Novolipetsk Steel OJSC GDR (Reg. S)	3,783	105,119
PhosAgro OJSC GDR (Reg. S)	117,197	2,351,014
Polyus PJSC	26,742	4,184,095
Polyus PJSC unit	5,226	409,402
Rosneft Oil Co. OJSC	857,494	6,355,177
Rosneft Oil Co. OJSC GDR (Reg. S)	150,200	1,119,303
Sberbank of Russia	9,313,306	32,095,716
Severstal PAO	155,372	3,017,235
Severstal PAO GDR (Reg. S)	26,165	515,925
Surgutneftegas OJSC	5,613,549	2,630,157
Surgutneftegas OJSC sponsored ADR	73,333	345,553
Tatneft PAO	1,103,564	7,067,378
Tatneft PAO sponsored ADR	18,698	725,643
VTB Bank OJSC	2,380,815,800	1,332,502
VTB Bank OJSC sponsored GDR (Reg. S)	221,738	253,969
TOTAL RUSSIA		187,991,580
Saudi Arabia - 3.7%
Abdullah Al Othaim Markets Co.	40,240	1,136,875
Advanced Polypropylene Co.	91,596	1,828,551
Al Rajhi Bank	1,057,321	41,764,165
Alinma Bank	837,681	6,686,891
Almarai Co. Ltd.	222,744	2,914,985
Arab National Bank	512,222	3,781,697
Bank Al-Jazira	342,267	2,109,122
Bank Albilad (a)	313,882	4,651,467
Banque Saudi Fransi	508,301	7,085,515
Bupa Arabia for Cooperative Insurance Co. (a)	51,341	2,033,442
Dar Al Arkan Real Estate Development Co. (a)	457,619	1,256,290
Dr Sulaiman Al Habib Medical Services Group Co.	45,540	2,002,745
Emaar The Economic City (a)	347,038	1,193,206
Etihad Etisalat Co.	316,157	2,742,853
Jarir Marketing Co.	51,842	2,782,851
Mobile Telecommunications Co. Saudi Arabia (a)	370,833	1,322,462
Mouwasat Medical Services Co.	42,218	2,232,483
National Industrialization Co. (a)	285,967	1,728,653
National Petrochemical Co.	105,612	1,190,700
Rabigh Refining & Petrochemical Co. (a)	190,134	1,228,404
Riyad Bank	1,164,152	10,549,633
Sabic Agriculture-Nutrients Co.	184,878	8,327,616
Sahara International Petrochemical Co.	308,480	3,535,446
Saudi Arabian Mining Co. (a)	371,096	9,089,721
Saudi Arabian Oil Co.	1,910,019	19,014,155
Saudi Basic Industries Corp.	775,167	25,743,172
Saudi Cement Co.	71,257	1,063,566
Saudi Electricity Co.	714,223	4,997,029
Saudi Industrial Investment Group	190,772	1,728,790
Saudi Kayan Petrochemical Co. (a)	638,049	3,333,181
Saudi Telecom Co.	514,729	16,106,289
The Co. for Cooperative Insurance	51,465	1,064,443
The Saudi British Bank	705,593	7,541,320
The Saudi National Bank	1,892,203	37,219,697
The Savola Group	225,214	2,046,909
Yanbu National Petrochemical Co.	218,907	3,955,834
TOTAL SAUDI ARABIA		246,990,158
Singapore - 0.0%
BOC Aviation Ltd. Class A (c)	188,900	1,588,117
South Africa - 3.4%
Absa Group Ltd.	621,024	6,882,340
African Rainbow Minerals Ltd.	97,836	1,456,873
Anglo American Platinum Ltd.	45,893	5,560,591
AngloGold Ashanti Ltd.	361,767	6,782,012
Aspen Pharmacare Holdings Ltd.	333,078	4,487,246
Bid Corp. Ltd.	291,327	6,296,347
Bidvest Group Ltd./The	247,718	3,037,208
Capitec Bank Holdings Ltd.	69,616	9,164,659
Clicks Group Ltd.	213,296	4,084,621
Discovery Ltd. (a)	371,660	3,755,875
Exxaro Resources Ltd.	214,948	2,325,309
FirstRand Ltd.	4,322,412	17,424,082
Gold Fields Ltd.	769,116	8,241,830
Growthpoint Properties Ltd.	2,932,834	2,809,054
Harmony Gold Mining Co. Ltd.	485,624	1,773,720
Impala Platinum Holdings Ltd.	706,374	10,890,071
Kumba Iron Ore Ltd.	56,332	2,009,773
Mr Price Group Ltd.	227,059	3,018,630
MTN Group Ltd. (a)	1,462,103	18,387,307
MultiChoice Group Ltd.	308,941	2,533,797
Naspers Ltd. Class N	187,396	30,292,227
Nedbank Group Ltd.	395,259	4,918,742
Northam Platinum Holdings Ltd. (a)	308,093	4,104,966
Old Mutual Ltd.	4,069,650	3,667,252
Pepkor Holdings Ltd. (c)	1,142,827	1,685,076
Rand Merchant Insurance Holdings Ltd.	654,427	2,067,565
Remgro Ltd.	446,361	3,854,019
Sanlam Ltd.	1,627,680	6,687,420
Sasol Ltd. (a)	489,123	11,011,331
Shoprite Holdings Ltd.	435,760	5,962,022
Sibanye Stillwater Ltd.	2,390,765	8,911,278
Spar Group Ltd./The	169,255	1,850,926
Standard Bank Group Ltd.	1,118,168	10,913,536
Tiger Brands Ltd.	147,309	1,772,303
Vodacom Group Ltd.	541,344	5,196,227
Woolworths Holdings Ltd.	868,123	2,999,370
TOTAL SOUTH AFRICA		226,815,605
Taiwan - 15.6%
Accton Technology Corp.	435,000	4,203,973
Acer, Inc.	2,499,994	2,594,746
Advantech Co. Ltd.	336,681	4,670,197
ASE Technology Holding Co. Ltd.	2,840,927	10,355,106
Asia Cement Corp.	1,941,153	3,112,539
ASMedia Technology, Inc.	24,000	1,384,945
ASUSTeK Computer, Inc.	612,000	8,007,313
AU Optronics Corp.	7,060,000	5,252,755
Catcher Technology Co. Ltd.	603,000	3,400,489
Cathay Financial Holding Co. Ltd.	6,807,832	15,803,592
Chang Hwa Commercial Bank	3,723,921	2,385,472
Cheng Shin Rubber Industry Co. Ltd.	1,571,937	1,977,722
China Development Financial Ho	13,206,648	8,816,737
China Steel Corp.	10,247,204	12,550,547
Chunghwa Telecom Co. Ltd.	3,262,000	13,874,550
Compal Electronics, Inc.	3,627,000	3,319,470
CTBC Financial Holding Co. Ltd.	16,081,826	16,180,009
Delta Electronics, Inc.	1,678,381	16,571,086
E.SUN Financial Holdings Co. Ltd.	10,442,941	10,990,395
ECLAT Textile Co. Ltd.	165,613	3,676,948
eMemory Technology, Inc.	56,000	3,271,872
Evergreen Marine Corp. (Taiwan)	2,197,908	9,332,516
Far Eastern New Century Corp.	2,483,705	2,603,925
Far EasTone Telecommunications Co. Ltd.	1,348,000	3,162,021
Feng Tay Enterprise Co. Ltd.	378,686	3,108,127
First Financial Holding Co. Ltd.	9,049,125	8,246,834
Formosa Chemicals & Fibre Corp.	3,072,760	8,815,262
Formosa Petrochemical Corp.	1,009,000	3,524,169
Formosa Plastics Corp.	3,303,520	12,677,281
Foxconn Technology Co. Ltd.	809,587	1,784,814
Fubon Financial Holding Co. Ltd.	6,532,934	18,041,996
Giant Manufacturing Co. Ltd.	261,000	3,025,377
GlobalWafers Co. Ltd.	188,000	5,369,586
HIWIN Technologies Corp.	236,179	2,288,561
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,770,869	40,303,381
Hotai Motor Co. Ltd.	263,000	5,764,253
Hua Nan Financial Holdings Co. Ltd.	7,513,660	5,958,213
Innolux Corp.	8,163,347	5,131,553
Inventec Corp.	2,371,865	2,177,332
Largan Precision Co. Ltd.	87,000	6,452,200
Lite-On Technology Corp.	1,831,279	4,232,881
MediaTek, Inc.	1,306,292	51,925,937
Mega Financial Holding Co. Ltd.	9,448,413	12,655,564
Micro-Star International Co. Ltd.	585,000	3,274,720
momo.com, Inc.	38,000	1,554,020
Nan Ya Plastics Corp.	4,459,860	14,094,253
Nan Ya Printed Circuit Board Corp.	194,000	3,409,401
Nanya Technology Corp.	1,080,000	2,871,308
Nien Made Enterprise Co. Ltd.	138,000	1,948,028
Novatek Microelectronics Corp.	500,000	8,800,085
Oneness Biotech Co. Ltd. (a)	197,000	1,716,144
Pegatron Corp.	1,751,000	4,404,959
Pou Chen Corp.	2,083,000	2,423,615
President Chain Store Corp.	503,000	4,808,019
Quanta Computer, Inc.	2,340,000	7,926,445
Realtek Semiconductor Corp.	397,401	7,715,738
Ruentex Development Co. Ltd.	979,708	2,283,067
Shin Kong Financial Holding Co. Ltd.	10,262,127	4,140,036
Sinopac Holdings Co.	8,831,591	5,288,251
Synnex Technology International Corp.	1,159,500	2,857,743
Taishin Financial Holdings Co. Ltd.	8,945,594	6,402,364
Taiwan Cement Corp.	4,558,887	7,759,562
Taiwan Cooperative Financial Holding Co. Ltd.	8,290,348	7,960,561
Taiwan High Speed Rail Corp.	1,668,000	1,719,581
Taiwan Mobile Co. Ltd.	1,405,900	5,057,375
Taiwan Semiconductor Manufacturing Co. Ltd.	21,299,000	492,865,166
The Shanghai Commercial & Savings Bank Ltd.	3,138,246	5,298,721
Unified-President Enterprises Corp.	4,160,983	10,206,520
Unimicron Technology Corp.	1,038,000	7,787,780
United Microelectronics Corp.	10,208,000	21,344,452
Vanguard International Semiconductor Corp.	781,000	3,770,455
Voltronic Power Technology Corp.	53,000	2,733,536
Wan Hai Lines Ltd.	529,000	2,902,165
Win Semiconductors Corp.	294,000	3,645,042
Winbond Electronics Corp.	2,595,000	2,898,596
Wistron Corp.	2,418,008	2,750,643
Wiwynn Corp.	67,756	2,485,808
WPG Holding Co. Ltd.	1,349,200	2,661,984
Yageo Corp.	372,085	6,346,377
Yang Ming Marine Transport Corp. (a)	1,513,000	5,608,458
Yuanta Financial Holding Co. Ltd.	8,216,750	7,560,704
TOTAL TAIWAN		1,058,263,928
Thailand - 1.7%
Advanced Info Service PCL (For. Reg.)	1,020,600	6,775,311
Airports of Thailand PCL (For. Reg.)	3,347,400	6,443,749
Asset World Corp. PCL (For. Reg.) (a)	7,291,900	1,081,027
B. Grimm Power PCL (For. Reg.)	723,100	774,861
Bangkok Commercial Asset Management PCL (For. Reg.)	2,915,400	1,795,327
Bangkok Dusit Medical Services PCL (For. Reg.)	7,910,900	5,339,704
Bangkok Expressway and Metro PCL (For. Reg.)	6,206,800	1,534,389
Berli Jucker PCL (For. Reg.)	915,900	879,584
BTS Group Holdings PCL (For. Reg.)	6,912,900	1,926,191
Bumrungrad Hospital PCL (For. Reg.)	406,700	1,731,229
Carabao Group PCL (For. Reg.)	256,300	786,323
Central Pattana PCL (For. Reg.)	1,825,600	2,998,658
Central Retail Corp. PCL (For. Reg.)	1,650,416	1,693,926
Charoen Pokphand Foods PCL (For. Reg.)	3,365,720	2,563,653
CP ALL PCL (For. Reg.)	5,244,000	9,935,150
Delta Electronics PCL (For. Reg.)	252,900	2,677,249
Electricity Generating PCL (For. Reg.)	271,400	1,390,561
Energy Absolute PCL (For. Reg.)	1,429,800	3,853,747
Global Power Synergy Public Co. Ltd. (For. Reg.)	671,900	1,590,389
Gulf Energy Development PCL (For. Reg.)	2,960,600	4,391,219
Home Product Center PCL (For. Reg.)	4,844,106	2,066,061
Indorama Ventures PCL (For. Reg.)	1,729,900	2,490,852
Intouch Holdings PCL (For. Reg.)	853,000	1,974,646
Krung Thai Bank PCL (For. Reg.)	3,173,970	1,344,455
Krungthai Card PCL (For. Reg.)	681,900	1,238,349
Land & House PCL (For. Reg.)	8,258,000	2,437,973
Minor International PCL (For. Reg.) (a)	2,877,132	2,657,877
Muangthai Leasing PCL (For. Reg.)	619,700	1,053,506
Osotspa PCL (For. Reg.)	1,013,300	985,087
PTT Exploration and Production PCL (For. Reg.)	1,200,939	4,710,639
PTT Global Chemical PCL (For. Reg.)	1,874,239	3,212,284
PTT Oil & Retail Business PCL:
(For. Reg.)	465,700	346,360
NVDR	2,002,000	1,488,967
PTT PCL (For. Reg.)	8,571,500	10,113,614
Ratchaburi Electric Generating Holding PCL (For. Reg.)	830,400	1,112,667
SCG Packaging PCL (For. Reg.)	1,098,700	2,066,228
Siam Cement PCL (For. Reg.)	629,650	7,309,606
Siam Commercial Bank PCL (For. Reg.)	771,800	2,932,092
Sri Trang Gloves Thailand PCL (For. Reg.)	811,800	713,015
Srisawad Corp. PCL:
warrants 8/29/25 (a)	14,528	4,444
(For. Reg.)	595,500	1,086,651
Thai Oil PCL (For. Reg.)	865,900	1,379,165
Thai Union Frozen Products PCL (For. Reg.)	2,270,620	1,427,199
True Corp. PCL (For. Reg.)	9,046,119	1,316,212
TOTAL THAILAND		115,630,196
Turkey - 0.3%
Akbank TAS	2,719,163	1,641,266
Aselsan A/S	725,736	1,176,847
Bim Birlesik Magazalar A/S JSC	398,814	2,106,309
Eregli Demir ve Celik Fabrikalari T.A.S.	1,205,410	2,468,691
Ford Otomotiv Sanayi A/S	59,231	1,102,779
Koc Holding A/S	644,213	1,569,877
Turk Sise ve Cam Fabrikalari A/S	1,166,992	1,209,023
Turkcell Iletisim Hizmet A/S	1,010,397	1,417,715
Turkiye Garanti Bankasi A/S	2,016,961	1,803,420
Turkiye Is Bankasi A/S Series C	1,374,906	861,881
Turkiye Petrol Rafinerileri A/S (a)	107,978	1,387,799
TOTAL TURKEY		16,745,607
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	2,419,398	5,901,854
Abu Dhabi National Oil Co. for Distribution PJSC	2,166,161	2,435,645
Aldar Properties PJSC (a)	3,493,905	3,928,568
Dubai Islamic Bank Pakistan Ltd. (a)	2,567,752	3,844,934
Emaar Properties PJSC (a)	3,501,154	4,632,556
Emirates NBD Bank PJSC	2,175,944	7,908,646
Emirates Telecommunications Corp.	3,001,761	27,050,623
First Abu Dhabi Bank PJSC	3,769,224	20,523,674
TOTAL UNITED ARAB EMIRATES		76,226,500
United States of America - 0.6%
360 DigiTech, Inc. ADR	75,101	1,486,249
Dada Nexus Ltd. ADR (a)	49,307	538,432
DiDi Global, Inc. ADR (b)	264,705	955,585
Legend Biotech Corp. ADR (a)	39,277	1,674,771
Li Auto, Inc. ADR (a)	477,064	12,446,600
Southern Copper Corp.	72,810	4,651,831
Yum China Holdings, Inc.	364,613	17,563,408
TOTAL UNITED STATES OF AMERICA		39,316,876
TOTAL COMMON STOCKS (Cost $5,869,046,715)		6,613,440,813

Nonconvertible Preferred Stocks - 2.1%
	Shares	Value ($)
Brazil - 1.2%
Alpargatas SA (PN)	162,300	888,813
Banco Bradesco SA (PN)	4,247,095	18,235,771
Braskem SA (PN-A)	163,700	1,515,815
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	214,606	1,393,498
Companhia Energetica de Minas Gerais (CEMIG) (PN)	889,370	2,199,098
Gerdau SA	993,400	5,208,236
Itau Unibanco Holding SA	4,182,631	19,951,798
Itausa-Investimentos Itau SA (PN)	4,286,339	8,225,418
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	3,992,800	24,324,792
TOTAL BRAZIL		81,943,239
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	117,798	6,281,775
Colombia - 0.1%
Bancolombia SA (PN)	340,264	3,037,375
Korea (South) - 0.7%
AMOREPACIFIC Corp.	4,540	269,006
Hyundai Motor Co.	19,111	1,512,789
Hyundai Motor Co. Series 2	34,934	2,840,423
LG Chemical Ltd.	7,200	1,827,478
LG Household & Health Care Ltd.	1,743	798,909
Samsung Electronics Co. Ltd.	729,018	40,999,665
TOTAL KOREA (SOUTH)		48,248,270
Russia - 0.0%
Surgutneftegas OJSC	5,794,540	2,796,708
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $141,945,729)		142,307,367

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	49,508

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	64,446,457	64,459,346
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	27,667,418	27,670,184
TOTAL MONEY MARKET FUNDS (Cost $92,129,530)		92,129,530

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $6,103,174,883)	6,847,927,218
NET OTHER ASSETS (LIABILITIES) - (1.2)% (h)	(81,022,680)
NET ASSETS - 100.0%	6,766,904,538

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	470	Mar 2022	28,782,800	761,482	761,482

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Currency Abbreviations
INR	-	Indian rupee

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,282,951 or 4.9% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $2,454,900 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	150,494,987	1,043,315,781	1,129,351,422	39,877	-	-	64,459,346	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	46,844,807	55,066,959	74,241,582	201,634	-	-	27,670,184	0.1%
Total	197,339,794	1,098,382,740	1,203,593,004	241,511	-	-	92,129,530

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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